CONTINGENCIES (Details) (USD $)	12 Months Ended						0 Months Ended			0 Months Ended
	Dec. 31, 2010	Sep. 30, 2007	May 31, 2007	Mar. 31, 2007	Sep. 30, 2004	May 31, 2010	Jun. 30, 2011 Barr and Duramed products [Member]	Jun. 30, 2011 Teva And Subsidiaries [Member]	Jun. 30, 2011 Barr And Duramed [Member]	May 31, 2010 Teva Parental Medicines Inc [Member]	Jun. 30, 2011 Teva Parental Medicines Inc [Member]
Approximate number of product liability cases							6,000	2,000
Approximate number of pending cases							484		498		185
Approximate number of cases that have been dismissed							5,500
Number of cases patients at endoscopy center did not contract virus										100
Annual sales of Neurontin					$ 2,700,000,000
Annual sales of Lotrel				1,400,000,000
Annual sales of Zyprexa			180,000,000
Annual sales of Protonix		2,500,000,000
Compensatory damages propofol						5,100,000
Punitive damages propofol against Teva						356,000,000
Punitive damages against Baxter						144,000,000
Bond (covering both Teva and Baxter's damages)						580,000,000
Annual Sales Of Gemzar	785,000,000
Additional Plaintiffs Who Were Patients At These Endoscopy Centers But Who Have Not Contracted The Virus										4,000
Sales Of Pantoprazole Sodium Tablets		$ 1,100,000,000